Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards granted in period	272,785	283,752	523,501
Weighted average-exercise price of stock option awards granted in period	44.18	42.12	37.08
Tax benefit derived from the tax deduction received for the difference between market price of common stock and the exercise price of options exercised	600,000	1,600,000	500,000
Accelerated vesting resulted additional compensation cost			1,800,000
Performance-based stock awards, restricted shares, percentage	60.00%
Performance-based stock awards, cash performance units, percentage	40.00%
Weighted-average exercise price per share	29.10	29.17	18.17
Employee Stock Purchase 1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized for share based compensation arrangements	2,000,000
Weighted average grant date fair value of options granted	9.46	9.92	12.82
Number of shares of common stock available for grant	200,000
Discount rate for employee stock purchase plan	15.00%
Employee share purchase plan offering period, months	6
Maximum employee gross compensation withheld to purchase common stock	10.00%
Maximum fair value of common stock purchased by employee each calendar year	25,000
2002 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized for share based compensation arrangements	4,800,000
Non-employee director stock option awards vesting period (in years)	four
Number of shares of common stock available for grant	1,300,000
Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards expiration period (in years)	10
Weighted average grant date fair value of options granted	16.87	16.16	11.52
Total intrinsic value of the options exercised	1,800,000	4,500,000	1,400,000
Amount received from the exercise of stock options	3,500,000	8,100,000	1,900,000
Compensation cost related to unvested option, not recognized	6,100,000
Weighted average recognition period of unrecognized compensation cost for stock options	2.2
Stock Award Grants [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation cost assuming maximum payout of outstanding performance-based stock awards	8,400,000
Target payout percentage of the maximum performance-based stock awards	70.00%
Target payout percentage of the maximum performance-based stock awards	50.00%
Additional compensation cost assuming a target payout of outstanding performance-based stock awards	4,800,000
Weighted average recognition period of additional compensation cost assuming a target payout, years	1.6
Stock Award Grants [Member] | 2002 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued under share-based compensation plans net, shares	4,906	10,276	3,221
Total value of restricted shares vested and cash performance units paid			800,000
Number of shares of common stock available for grant	700,000
Director Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued under share-based compensation plans net, shares	10,399	14,823	10,339
Weighted average grant date fair value of options granted	43.00	44.81	28.19
Non-employee director annual compensation in common stock, fair value	50,000
Non-employee director annual compensation in stock options granted, fair value	50,000
Director Stock Grants [Member] | 2002 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-employee director stock option awards vesting period (in years)	one
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested				36,247
Vested		0	15,959
Performance shares granted during period
Cash Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested			0	23,941
Vested	0	0	10,550
Performance shares granted during period